Label	Element	Value
Aberdeen China Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001413594_SupplementTextBlock	ABERDEEN FUNDS Aberdeen China Opportunities Fund Supplement dated March 21, 2017 to the Prospectus dated February 28, 2017, as supplemented to date (the “Prospectus”)
Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen China Opportunities Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following replaces the table entitled “Average Annual Total Returns As of December 31, 2016” in the section of the Prospectus entitled “Summary — Aberdeen China Opportunities Fund — Performance”:
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this supplement for future reference.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns As of December 31, 2016
Aberdeen China Opportunities Fund | MSCI Zhong Hua Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.34%
Aberdeen China Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.28%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.51%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.69%
Aberdeen China Opportunities Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.73%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.00%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.82%
Aberdeen China Opportunities Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.99%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.58%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.18%
Aberdeen China Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.05%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.55%
Aberdeen China Opportunities Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.98%
Aberdeen China Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.55%
Aberdeen China Opportunities Fund | Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.56%
Aberdeen China Opportunities Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.02%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.04%